Capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of notes and other explanatory information [Abstract]
Disclosure of share capital, reserves and other equity interest	Common Shares
A. Issued and Outstanding
TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2025		2024
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of period	297.5	3,179	306.9	3,285
Reversal of provision for repurchase of common shares under the automatic share purchase plan	—	—	1.7	19
Purchased and cancelled under the NCIB(1)(2)	(1.9)	(20)	(13.5)	(146)
Share-based payment plans	0.8	7	0.8	9
Stock options exercised	0.3	3	1.6	12
Issued and outstanding, end of year	296.7	3,169	297.5	3,179
(1)2025 includes nil of tax on share buybacks (2024 – 2 million) on the fair value of the shares repurchased.
(2)Shares purchased by the Company under the NCIB (as defined below) are recognized as a reduction to share capital equal to the average carrying value of the common shares. Any difference between the aggregate purchase price and the average carrying value of the common shares is recorded in retained earnings (deficit).
B. Normal Course Issuer Bid (NCIB) Program
The effects of the Company's purchase and cancellation of common shares during the period are as follows:

For the year ended Dec. 31	2025	2024
Total shares purchased	1,932,800	13,467,400
Average purchase price per share	12.42	10.59
Total cost (millions)	24	143
Book value of shares cancelled	20	146
Amount recorded in deficit	(4)	3
On May 27, 2025, the Company announced that it had received approval from the Toronto Stock Exchange to repurchase up to a maximum of 14 million common shares during the 12-month period that commenced May 31, 2025 and terminates on the earlier of May 30, 2026 or such earlier date on which the maximum number of Common Shares are purchased under the NCIB or the NCIB is terminated at the Company’s election. Any common shares purchased under the NCIB will be cancelled.
C. Shareholder Rights Plan
The Company initially adopted the Shareholder Rights Plan in 1992, which was amended and restated on April 28, 2022. As required, the Shareholder Rights Plan must be put before the Company’s shareholders every three years for approval. It was last approved on April 24, 2025, and will need to be approved at the annual meeting of shareholders in 2028. The primary objective of the Shareholder Rights Plan is to encourage a potential acquirer to meet certain minimum standards designed to promote the fair and equal treatment of all common shareholders. When an acquiring shareholder acquires 20 per cent or more of the Company’s common shares, except in limited circumstances including by way of a “permitted bid” or a "competing permitted bid" (as defined in the Shareholder Rights Plan), the rights granted under the Shareholder Rights Plan become exercisable by all shareholders except those held by the acquiring shareholder. Each right will entitle a shareholder, other than the acquiring shareholder, to purchase additional common shares at a significant discount to market, thus exposing the person acquiring 20 per cent or more of the shares to substantial dilution of their holdings.
D. (Loss) Earnings per Share

Year ended Dec. 31	2025	2024
Net (loss) earnings attributable to common shareholders	(190)	177
Basic and diluted weighted average number of common shares outstanding (millions)	297	302
Net (loss) earnings per share attributable to common shareholders, basic and diluted	(0.64)	0.59
E. Dividends
On Dec. 12, 2025, the Company declared a quarterly dividend of $0.065 per common share, payable on April 1, 2026.
On Feb. 25, 2026, the Company declared a quarterly dividend of $0.070 per common share, payable on July 1, 2026.
There have been no transactions involving common shares between the reporting date and the date of completion of these Consolidated Financial Statements.
Preferred Shares
A. Issued and Outstanding
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2025		2024
Series(1)	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	9.6	235
Series B	2.4	58	2.4	58
Series C	10.0	243	10.0	243
Series D	1.0	26	1.0	26
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942
(1)The Series I Preferred Shares are accounted for as debt. Refer to Note 26.
Series G Cumulative Redeemable Rate Reset Preferred Shares
During the third quarter of 2024, after taking into account all election notices received for the conversion of the Cumulative Redeemable Rate Reset Preferred Shares, Series G (Series G shares), 20,607 Series G shares out of 6.6 million outstanding, were tendered for conversion, which is less than the 1 million shares required to give effect to conversion into Series H shares. As a result, none of the Series G Shares were converted into Series H Shares on Sept. 30, 2024 and the next conversion date was reset to Sept. 30, 2029.
Preferred Share Series Information
Holders of preferred shares are entitled to receive cumulative fixed quarterly cash dividends at specified rates, as approved by the Board. After an initial period of approximately five years from issuance and every five years thereafter (Rate Reset Date), the fixed rate for the preferred shares resets to the sum of the five-year Government of Canada bond yield (the fixed rate Benchmark) plus a specified spread. Upon each Rate Reset Date, the shares are also:
•Redeemable at the option of the Company, in whole or in part, for $25.00 per share, plus all declared and unpaid dividends at the time of redemption.
•Convertible at the holder’s option into a specified series of non-voting cumulative redeemable floating rate first preferred shares that pay cumulative floating rate quarterly cash dividends, as approved by the Board, based on the sum of the Government of Canada 90-day Treasury Bill rate (the floating rate Benchmark) plus a specified spread. The cumulative floating rate first preferred shares are also redeemable at the option of the Company and convertible back into each original cumulative fixed rate first preferred share series, at each subsequent Rate Reset Date, on the same terms as noted above.
Characteristics specific to each first preferred share series as at Dec. 31, 2025, are as follows:

Series(1)	Rate during term	Annual dividend rate per share ($)(2)	Next conversion date	Rate spread over benchmark (per cent)	Convertible to Series
A	Fixed	0.71924	March 31, 2026	2.03	B
B	Floating	1.15541	March 31, 2026	2.03	A
C	Fixed	1.46352	June 30, 2027	3.10	D
D	Floating	1.42290	June 30, 2027	3.10	C
E	Fixed	1.72352	Sept. 30, 2027	3.65	F
G	Fixed	1.69324	Sept. 30, 2029	3.80	H
(1)The Series I Preferred Shares are accounted for as debt. Refer to Note 26.
(2)The annual dividend rate per share represents dividends declared in 2025.
B. Dividends
The following table summarizes the preferred share dividends declared in 2025 and 2024:

	Total dividends declared
Series	2025	2024
A	7	7
B(1)	3	4
C	15	15
D(2)	1	2
E	16	15
G	10	9
Total for the year	52	52
(1)Series B Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 2.03 per cent.
(2)Series D Preferred Shares pay quarterly dividends at a floating rate based on the 90-day Government of Canada Treasury Bill rate, plus 3.10 per cent.
On Dec. 12, 2025, the Company declared a quarterly dividend of $0.17981 per share on the Series A preferred shares, $0.26186 per share on the Series B preferred shares, $0.36588 per share on the Series C preferred shares, $0.32782 per share on the Series D preferred shares, $0.43088 per share on the Series E preferred shares and $0.42331 per share on the Series G preferred shares, payable on March 31, 2026.
TransAlta’s capital is comprised of the following:

As at Dec. 31	2025	2024	Increase/ (decrease)
Long-term debt(1)	3,593	3,808	(215)
Exchangeable securities	750	750	—
Bank overdraft	—	1	(1)
Equity
Common shares	3,169	3,179	(10)
Preferred shares	942	942	—
Contributed surplus	42	42	—
Deficit	(2,730)	(2,458)	(272)
Accumulated other comprehensive (loss) income	(24)	41	(65)
Non-controlling interests	66	97	(31)
Less: Available cash and cash equivalents(2)	(205)	(337)	132
Less: Principal portion of restricted cash on TransAlta OCP bonds(3)	(17)	(17)	—
Less: Fair value of hedging instruments on long-term debt, liability (asset)(4)	4	(7)	11
Total capital	5,590	6,041	(451)
(1)Includes lease liabilities, amounts outstanding under credit facilities, tax equity liabilities and current portion of long-term debt.
(2)The Company includes available cash and cash equivalents, as a reduction in the calculation of capital, as capital is managed using a net debt position. These funds may be available and used to facilitate repayment of debt.
(3)The Company includes the principal portion of restricted cash on TransAlta OCP bonds as this cash is restricted specifically to repay outstanding debt.
(4)The Company includes the fair value of economic and designated hedging instruments on debt in an asset, or liability position as a reduction, or an increase, in the calculation of capital, as the carrying value of the related debt has either increased, or decreased, due to changes in foreign exchange rates.

Disclosure of cash flow statement
The Company manages variations in working capital using existing liquidity under credit facilities to ensure sufficient cash and credit are available to fund operations, pay dividends, distribute payments to subsidiaries' non-controlling interests and invest in PP&E.
For the years ended Dec. 31, 2025 and 2024, cash inflows and outflows are summarized below.

Year ended Dec. 31	2025	2024	Increase (decrease)
Cash flow from operating activities	646	796	(150)
Change in non-cash working capital	(3)	(38)	35
Cash flow from operations before changes in working capital	643	758	(115)
Dividends paid on common shares	(74)	(71)	(3)
Dividends paid on preferred shares	(52)	(52)	—
Distributions paid to subsidiaries’ non-controlling interests	(11)	(40)	29
Property, plant and equipment expenditures	(249)	(311)	62
Inflow	257	284	(27)